Revision of Prior Period Financial Statements	6 Months Ended
Dec. 31, 2024
Revision of Prior Period Financial Statements
Revision of Prior Period Financial Statements

28.Revision of Prior Period Financial Statements

The Group’s digital asset as at June 30, 2024 is US$22,825,904, and among the digital assets, it included digital assets held by the Group used to purchase cryptocurrency-denoted products which represent fixed interest cryptocurrency deposit with a related party and corresponding liabilities due to customers of approximately US$21,100,000. During the financial period, management performed an assessment and assessed these cryptocurrency-denoted products contained an embedded derivative feature. As such, management revised its presentation for certain assets in prior year. These revisions do not impact the Company’s consolidated statement of profit or loss, consolidated statement of changes in shareholders’ equity and consolidated statement of cash flows. Effect of the revision on the consolidated statement of financial position.

	June 30, 2024
	As previously
	reported	Adjustment	As Revised
	US$	US$	US$
Digital assets	21,572,603	(21,571,712)	891
Derivative contract	—	21,075,160	21,075,160
USDC	1,253,301	(1,253,301)	—
Cash and cash equivalents	1,899,343	1,867,004	3,766,347
Payable to related parties	(39,791,752)	(117,151)	(39,908,903)

The Group determined the impact of this revision was immaterial to the financial statements for the prior financial period. Accordingly, we have revised previously reported financial information as of June 30, 2024 and is presented herein for comparative purposes.